Financial Instruments - Summary of Impact on Consolidated Net Income and Other Comprehensive Income of Variation of Foreign Exchange Rates on Financial Instruments Subject to Foreign Exchange Risks (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
USD / CAD [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	5.00%	5.00%
Impact on Net income	$ 127.6	$ 129.4
Impact on Other comprehensive income	$ 76.1	$ 79.9
Euro / CAD [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	5.00%	5.00%
Impact on Net income	$ 1.9	$ 3.5
Impact on Other comprehensive income	$ 0.0	$ 0.0
Other [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of Variation	3.00%	3.00%
Impact on Net income	$ 3.0	$ 2.9
Impact on Other comprehensive income	$ 3.1	$ 3.3